SENIOR NOTES AND LOANS (Details) In Billions, unless otherwise specified	Sep. 30, 2012 JPY (¥)	Apr. 30, 2012 USD ($)	Sep. 30, 2012 Long Credit Agreement 2017 [Member]	Sep. 30, 2012 Long Credit Agreement 2019 [Member]
Long Term Debt By Components Alternative [Abstract]
Loans, mainly from banks	¥ 100.5	$ 1.2
Debt Instrument [Line Items]
Debt instrument stated interest rate percentage			0.99%	1.42%